Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net
Intangible assets, net consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Software	121,950	143,461
Software license rights	143,725	143,725
Trademark	139	139
Patents	2,655	141,224
Intangible assets	268,469	428,549
Less: accumulated amortization	(86,183)	(130,945)
Less: impairment	(2,945)	(3,570)
Intangible assets, net	179,341	294,034

Schedule of amortization expenses on intangible assets allocated to expense items
Amortization of intangible assets was allocated as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Cost of revenues	—	23,954
Selling, general and administrative expenses	4,902	4,605
Research and development expenses	7,105	16,184
Total amortization	12,007	44,743